Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
Schedule of future minimum purchase commitments	Total purchase obligations contracted but not yet reflected in the consolidated financial statements as of December 31, 2024 were as follows:

	Total	Less than one year	1-2 Years	2-3 Years	3-5 Years	Over 5 Years
	RMB	RMB	RMB	RMB	RMB	RMB
Purchase commitments	166,421	159,754	6,667	—	—	—

Schedule of future minimum capital commitments
Total capital expenditures contracted but not yet reflected in the consolidated financial statements as of December 31, 2024 were as follows:

	Total	Less than one year	1-2 Years	2-3 Years	3-5 Years	Over 5 Years
	RMB	RMB	RMB	RMB	RMB	RMB
Capital commitments	45,305	45,305	—	—	—	—

Investment commitment